Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.98%
Australia — 8.44%
Fiducian Group Ltd	80,199	$ 600,976
IPD Group Ltd/Australia	279,299	857,795
Kelly Partners Group Holdings(a)	31,032	143,717
Kogan.com Ltd	390,544	998,187
MA Financial Group Ltd	103,418	746,880
Navigator Global Investments Limited	228,258	503,919
		3,851,474
Belgium — 1.02%
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	76,772	466,623

Brazil — 0.94%
Armac Locacao Logistica	101,300	92,058
Track & Field Co SA	114,100	337,534
		429,592
Canada — 2.86%
BioSyent Inc(c)	83,895	776,332
Mainstreet Equity Corporation	2,646	339,332
Vitalhub Corporation(a)	30,600	189,448
		1,305,112
China — 0.39%
DPC Dash Ltd. 144A(a)(b)(c)	21,000	178,625

Finland — 0.33%
Revenio Group Oyj	6,394	152,039

France — 2.47%
Neurones SA	4,051	193,614
Sidetrade(a)	713	131,489
Thermador Groupe	4,607	429,994
Wavestone	5,180	370,439
		1,125,536
Greece — 2.32%
Kri-Kri Milk Industry SA	21,493	553,129
Sarantis SA	31,522	506,924
		1,060,053
Hong Kong — 0.65%
Plover Bay Tech(b)	331,900	296,121

India — 5.93%
Aditya Vision Ltd(a)	43,300	236,126
Dr Agarwal's Eye Hospital Ltd	3,024	153,369
Gulf Oil Lubricants India Ltd.	34,095	405,250
Indigo Paints Ltd	26,458	301,377
SJS Enterprises Ltd	25,259	459,596
Supriya Lifescience Ltd	55,570	409,737
Vaibhav Global Ltd	80,463	196,418
Vimta Labs Ltd	71,254	319,440
Yatharth Hospital(a)	34,960	223,894
		2,705,207
Indonesia — 2.28%
Hartadinata Abadi Tbk PT	6,034,700	801,464
Selamat Sempurna Tbk PT	2,309,700	240,035
		1,041,499
Italy — 0.99%
Pharmanutra SpA	6,049	452,671

	Shares	Fair Value
COMMON STOCKS — 98.98% (continued)
Japan — 21.49%
AZOOM Co Ltd	38,800	$ 1,133,198
Bengo4.com Inc(a)	43,400	813,810
BuySell Technologies Company Ltd.	14,300	451,836
Charm Care Corp KK	102,100	858,959
eWeLL Co Ltd	18,000	290,885
Hennge KK	89,000	668,239
Integral Corp	14,200	325,267
Japan System Techniques	36,700	575,535
Mani, Inc.(a)	37,600	369,775
Oro Co Ltd	33,700	457,283
PILLAR Corp(a)	8,900	370,924
Sun* Inc(a)	65,200	190,845
System Support, Inc.	114,700	1,034,629
Syuppin Company, Ltd.	40,200	300,795
Timee Inc(a)	46,600	407,700
ULS Group Inc	341,400	1,257,402
YMIRLINK Inc	32,600	298,064
		9,805,146
Norway — 0.53%
Medistim ASA	10,500	243,141

Poland — 1.57%
Auto Partner SA	77,576	411,800
Shoper Spolka Akcyjna	20,858	305,276
		717,076
Singapore — 0.94%
Riverstone Holdings Ltd.	713,725	429,177

South Korea — 2.30%
FNS Tech Company Ltd.	54,887	621,035
iFamilySC Co Ltd	18,985	196,998
Kinx Inc.	2,500	229,745
		1,047,778
Sweden — 8.88%
BoneSupport Holding AB 144A(a)(b)(c)	23,974	497,885
Idun Industrier AB	19,629	702,920
Momentum Group AB	20,800	306,814
RVRC Holding AB	45,828	351,116
Sdiptech AB(a)	22,232	426,019
Swedencare AB	218,921	595,958
Swedish Logistic(a)	105,935	498,871
Vitec Software Group	24,053	675,035
		4,054,618
Taiwan — 2.98%
Acer E-Enabling Service Business, Inc.	56,000	364,212
Gem Services Inc	145,000	359,781
M3 Technology Inc(a)	127,000	343,656
Sporton International, Inc.	52,699	291,873
		1,359,522
United Kingdom — 13.45%
AB Dynamics PLC	18,515	324,287
Advanced Medical Solutions Group	228,588	674,056
Ashtead Technology Holdings plc	47,686	263,287
Cohort plc(a)	15,465	243,780
CVS Group plc	64,524	1,153,081
Elixirr International PLC	92,586	1,000,848

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.98% (continued)
United Kingdom — 13.45% (continued)
Franchise Brands PLC	180,242	$ 311,991
FRP Advisory Group PLC	130,314	238,050
Pollen Street Group Ltd	48,572	610,133
Tatton Asset Management plc	39,110	363,908
Victorian Plumbing Group PLC	271,436	309,763
Volution Group PLC	57,773	507,523
Warpaint London plc	44,163	138,989
		6,139,696
United States — 18.22%
Arizona Sonoran Copper Company, Inc.(a)	106,751	437,469
Barrett Business Services, Inc.	12,028	457,064
Bowman Consulting Group Limited(a)	18,189	633,523
Crawford United Corporation(a)	4,779	393,333
Esquire Financial Holdings, Inc.	7,091	756,113
Fatpipe Inc/UT(a)	24,470	43,557
Global Industrial Company	7,586	231,828
Hackett Group, Inc. (The)	17,270	315,177
Kura Sushi USA, Inc.(a)	5,276	352,490
Mama's Creations Incorporated(a)	47,114	711,421
M-Tron Industries, Inc.(a)	5,398	352,165
Pattern Group, Inc.(a)	55,550	767,701
Pennant Group, Inc. (The)(a)	58,150	1,606,103
Red Violet, Inc.(a)	7,620	346,558
RxSight, Inc.(a)	56,793	493,531
The Lovesac Company(a)	14,140	188,345
Xeris Biopharma Holdings, Inc.(a)	30,690	225,878
		8,312,256
Total Common Stocks (Cost $36,660,726)		45,172,962

Total Common Stocks/ Investments — 98.98%
(Cost $36,660,726)		45,172,962

Other Assets in Excess of Liabilities — 1.02%		465,569

NET ASSETS — 100.00%		$ 45,638,531

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $1,439,254, representing 3.15% of net asset.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $1,143,133, representing 2.50% of net assets.